Schedule of movement of provision for allowance for credit loss of retention receivables (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Provision for allowance of credit loss, beginning balance	$ 510,000	$ 307,040
Retrospective adjustment upon adoption of ASC 326		302,960
Reversal of provision for the year	(90,000)	(100,000)
Provision for allowance of credit loss, ending balance	$ 420,000	$ 510,000